Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		$ 1,197	$ 2,176
Derivative Liabilities		889	1,404
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		233	882
Derivative Liabilities		336	456
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		7,131	7,782
Total Liabilities		889	1,404
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		3,425	3,902
Total Liabilities		336	456
Fair Value, Measurements, Recurring | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	4,052	3,810
Fair Value, Measurements, Recurring | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	2,155	2,028
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	544	576
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	329	360
Fair Value, Measurements, Recurring | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,302	1,220
Fair Value, Measurements, Recurring | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	697	632
Fair Value, Measurements, Recurring | Cash Equivalents and Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]	36
Fair Value, Measurements, Recurring | Cash Equivalents and Other | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]	11
Fair Value, Measurements, Recurring | Foreign Currency Exchange Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		1
Derivative Liabilities		93	101
Fair Value, Measurements, Recurring | Foreign Currency Exchange Rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		1
Derivative Liabilities		93	101
Fair Value, Measurements, Recurring | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		448	769
Derivative Liabilities		393	926
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		142	268
Derivative Liabilities		181	348
Fair Value, Measurements, Recurring | Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		748	1,407
Derivative Liabilities		403	377
Fair Value, Measurements, Recurring | Interest Rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		90	614
Derivative Liabilities		62	7
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,253	3,971
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,258	2,118
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	4,052	3,810
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	2,155	2,028
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	165	161
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	92	90
Fair Value, Measurements, Recurring | Level 1 | Cash Equivalents and Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]	36
Fair Value, Measurements, Recurring | Level 1 | Cash Equivalents and Other | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents and other	[1]	11
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,667	3,374
Total Liabilities		884	1,389
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,108	1,548
Total Liabilities		332	441
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	544	576
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	329	360
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,137	1,059
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	605	542
Fair Value, Measurements, Recurring | Level 2 | Foreign Currency Exchange Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		1
Derivative Liabilities		93	101
Fair Value, Measurements, Recurring | Level 2 | Foreign Currency Exchange Rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		1
Derivative Liabilities		93	101
Fair Value, Measurements, Recurring | Level 2 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		237	332
Derivative Liabilities		388	911
Fair Value, Measurements, Recurring | Level 2 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		83	32
Derivative Liabilities		177	333
Fair Value, Measurements, Recurring | Level 2 | Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		748	1,407
Derivative Liabilities		403	377
Fair Value, Measurements, Recurring | Level 2 | Interest Rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		90	614
Derivative Liabilities		62	7
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		211	437
Total Liabilities		5	15
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		59	236
Total Liabilities		4	15
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		211	437
Derivative Liabilities		5	15
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives Assets		59	236
Derivative Liabilities		$ 4	$ 15

[1]	Includes investments held in the nuclear decommissioning trusts and rabbi trusts. Excludes $381 million and $404 million of assets at Dominion Energy, inclusive of $152 million and $161 million at Virginia Power, at March 31, 2023 and December 31, 2022, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.